INVENTORY (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
INVENTORY
Cost Of Sales	$ 9,952	$ 7,058	$ 26,101	$ 18,832
Wrote down material and supplies inventory			$ 84